Note 9 - Capital Stock: Schedule of Stockholders Equity (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of Stockholders Equity

The following table is a summary of activity of outstanding stock warrants for the three months ended February 28, 2015:Activity	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2014	6,800,000	$0.29
Warrants expired	-	-
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, February 28, 2015	6,800,000	$0.29